Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Net cash generated from continuing operating activities before income tax paid	$ 11,176	$ 6,736	$ 4,015
Income tax and MPIT paid	(981)	(957)	(778)
Net cash generated from continuing operating activities	10,195	5,779	3,237
Net cash generated from discontinued operating activities	4,144	3,280	889
Net cash generated from operating activities	14,339	9,059	4,126
Investing activities:
Increase of interest in associates and joint ventures	(209)	(531)	(207)
Acquisition and improvements of investment properties	(3,200)	(2,751)	(882)
Advanced payments			(7)
Proceeds from sales of investment properties	674	291	1,325
Acquisitions and improvements of property, plant and equipment	(1,877)	(1,298)	(477)
Proceeds from sales of property, plant and equipment	17	8
Acquisitions of intangible assets	(629)	(370)	(86)
Acquisitions of subsidiaries, net of cash acquired	(46)	(46)	9,193
Net increase of restricted assets	(3,065)	(396)
Dividends received from associates and joint ventures	301	216	14
Dividends received from financial assets	289	35	72
Proceeds from sales of interest held in associates and joint ventures	252		9
Proceeds from loans granted	612
Proceeds from associate liquidation	7
Acquisitions of investments in financial assets	(21,999)	(4,752)	(11,895)
Proceeds from investments in financial assets	20,526	4,569	11,951
Interest received from financial assets	463	212	102
Payment for acquisition of other assets	(120)
Loans granted to related parties	(348)	(4)	(862)
Loans granted	(102)
Net cash (used in) generated from continuing investing activities	(8,454)	(4,817)	8,250
Net cash (used in) generated from discontinued investing activities	(3,119)	2,749	(27)
Net cash (used in) generated from in investing activities	(11,573)	(2,068)	8,223
Financing activities:
Borrowings and issuance of non-convertible notes	17,853	26,596	146,396
Payment of borrowings and non-convertible notes	(17,969)	(17,780)	(145,401)
Obtention / (payment) of short term loans, net	345	(862)	752
Obtention of loans from related parties	4		4
Payment of borrowings to related parties		(14)	(6)
Interests paid	(6,999)	(5,326)	(2,934)
Issuance of capital from subsidiaries		857
Capital distributions to non-controlling interest in subsidiaries	(31)	73	(184)
Capital contributions of non-controlling interest in subsidiaries	1,347	202	1
Acquisition of non-controlling interest in subsidiaries	(612)	(117)	(802)
Proceeds from sales of non-controlling interest in subsidiaries	2,507	2,528
Dividends paid	(1,392)
Receipts from claims			90
Dividends paid to non-controlling interest in subsidiaries	(1,259)	(2,037)	(106)
Acquisition of derivative financial instruments		(131)
Proceeds net from derivative financial instruments, net	81	151	1,331
Net cash (used in) generated from continuing financing activities	(6,125)	4,140	(859)
Net cash generated from (used in) discontinued financing activities	2,258	(2,603)	(3,109)
Net cash (used in) generated from financing activities	(3,867)	1,537	(3,968)
Net (decrease) increase in cash and cash equivalents from continuing activities	(4,384)	5,102	10,628
Net increase (decrease) in cash and cash equivalents from discontinued activities	3,283	3,426	(2,247)
Net (decrease) increase in cash and cash equivalents	(1,101)	8,528	8,381
Cash and cash equivalents at beginning of year	24,854	13,866	375
Net decrease in cash and cash equivalents reclassified to held for sale	(347)	(157)
Foreign exchange gain on cash and changes in fair value of cash equivalents	13,911	2,617	5,110
Cash and cash equivalents at end of year	$ 37,317	$ 24,854	$ 13,866